Loss Per Ordinary Equity Share (Basic and Diluted) - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ordinary Equity Share Basic And Diluted Earnings Loss Per Share [Abstract]
Net loss used in the calculation of loss per share	£ 40.5	£ 39.4	£ 32.5
Weighted average ordinary shares issued	96,584,512	88,950,441	81,772,124